Capital and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ (300,968)	₩ (288,280)	₩ (88,478)
Change in reserves	97,947	(12,688)	(199,802)
Ending balance	(203,021)	(300,968)	(288,280)
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(272,474)	(259,749)	(59,042)
Change in reserves	94,022	(12,725)	(200,707)
Ending balance	(178,452)	(272,474)	(259,749)
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(28,494)	(28,531)	(29,436)
Change in reserves	3,925	37	905
Ending balance	₩ (24,569)	₩ (28,494)	₩ (28,531)